UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2009 (Unaudited)

DWS Core Fixed Income Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 28.0%
Consumer Discretionary 3.5%
British Sky Broadcasting Group PLC, 144A, 9.5%, 11/15/2018	6,000,000	6,057,564
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	843,000	952,612
Comcast Cable Holdings LLC:
7.875%, 8/1/2013	1,940,000	1,982,785
10.125%, 4/15/2022	1,980,000	2,315,117
Comcast Corp., 6.5%, 1/15/2017	885,000	896,223
Historic TW, Inc., 9.125%, 1/15/2013	4,080,000	4,345,147
Omnicom Group, Inc., Zero Coupon, 7/31/2032	1,979,000	1,897,366
TCI Communications, Inc., 8.75%, 8/1/2015	4,430,000	4,765,705
Time Warner Cable, Inc.:

6.75%, 7/1/2018	4,075,000	3,979,592
8.75%, 2/14/2019	6,500,000	7,238,153
Time Warner, Inc.:
5.5%, 11/15/2011	1,581,000	1,542,994
7.625%, 4/15/2031	3,200,000	3,082,781
Viacom, Inc.:
5.75%, 4/30/2011	3,095,000	2,960,185
6.25%, 4/30/2016	3,311,000	2,826,736
6.875%, 4/30/2036	2,777,000	2,043,692

		46,886,652
Consumer Staples 1.8%
Bottling Group LLC, 6.95%, 3/15/2014	3,930,000	4,498,250
CVS Caremark Corp.:
6.25%, 6/1/2027	2,663,000	2,502,594
6.302%, 6/1/2037	7,442,000	4,055,890
Delhaize America, Inc., 9.0%, 4/15/2031	2,125,000	2,433,733
Kroger Co.:
6.8%, 4/1/2011	260,000	274,766
7.0%, 5/1/2018	10,000	10,562
7.5%, 1/15/2014	3,600,000	4,013,352
Miller Brewing Co., 144A, 5.5%, 8/15/2013	5,930,000	5,609,282

		23,398,429
Energy 2.9%
ConocoPhillips, 5.75%, 2/1/2019	9,030,000	9,045,351
DCP Midstream LLC, 144A, 9.7%, 12/1/2013	7,235,000	7,481,439
Enterprise Products Operating LLC, 5.65%, 4/1/2013	7,430,000	7,095,813
EOG Resources, Inc., 6.875%, 10/1/2018	4,190,000	4,473,089
Hess Corp., 8.125%, 2/15/2019	5,920,000	6,048,310
TransCanada PipeLines Ltd.:
6.2%, 10/15/2037	2,550,000	2,115,263
6.35%, 5/15/2067	4,900,000	2,788,497

		39,047,762
Financials 9.9%
AES El Salvador Trust, 144A, 6.75%, 2/1/2016	3,210,000	2,025,574
Bank of America NA, 5.3%, 3/15/2017	2,260,000	1,983,918
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/2012	2,410,000	2,454,050
Barrick North America Finance LLC, 7.5%, 9/15/2038	5,810,000	5,165,317
Citigroup, Inc., 6.5%, 8/19/2013	3,270,000	3,124,514
Corp. Andina de Fomento:
5.75%, 1/12/2017	2,300,000	1,858,094
6.875%, 3/15/2012	1,300,000	1,249,498
Discover Financial Services, 2.629% **, 6/11/2010	3,845,000	3,288,802
Erac USA Finance Co.:
144A, 5.8%, 10/15/2012	3,435,000	2,565,055
144A, 7.0%, 10/15/2037	4,641,000	2,741,365
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024	3,510,000	2,522,626
FPL Group Capital, Inc.:
6.65%, 6/15/2067	5,955,000	4,228,050
Series D, 7.3%, 9/1/2067	1,125,000	832,500
7.875%, 12/15/2015	2,635,000	3,037,444
Glen Meadow Pass-Through Trust, 144A, 6.505%, 2/12/2067	2,425,000	1,058,879
HBOS PLC, 144A, 6.75%, 5/21/2018	2,985,000	2,636,919
International Lease Finance Corp.:
6.375%, 3/25/2013	2,395,000	1,757,046
Series R, 6.625%, 11/15/2013	630,000	466,896

JPMorgan Chase & Co., 5.125%, 9/15/2014	4,080,000	3,930,962
Merrill Lynch & Co., Inc.:
Series C, 5.45%, 7/15/2014	445,000	411,495
6.22%, 9/15/2026	1,000,000	825,919
Metropolitan Life Global Funding I, 144A, 5.125%, 4/10/2013	4,670,000	4,469,624
Morgan Stanley, Series F, 6.0%, 4/28/2015	9,110,000	8,256,211
National Australia Bank Ltd., 144A, 5.35%, 6/12/2013	3,375,000	3,198,680
National City Corp., 4.0%, 2/1/2011	4,015,000	3,688,781
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	4,100,000	4,087,614
NLV Financial Corp., 144A, 6.5%, 3/15/2035	985,000	628,209
PartnerRe Finance II, 6.44%, 12/1/2066	4,649,000	1,807,592
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	6,825,000	3,753,750
Reed Elsevier Capital, Inc., 8.625%, 1/15/2019	5,665,000	5,681,400
Rio Tinto Finance (USA) Ltd.:
5.875%, 7/15/2013	5,000,000	4,398,615
6.5%, 7/15/2018	3,320,000	2,787,107
7.125%, 7/15/2028	630,000	503,124
Shell International Finance BV, 6.375%, 12/15/2038	5,565,000	5,814,590
StanCorp Financial Group, Inc., 6.9%, 5/29/2067	3,840,000	1,864,355
Standard Chartered Bank, 144A, 6.4%, 9/26/2017	2,400,000	1,975,690
Symetra Financial Corp., 144A, 8.3%, 10/15/2037	2,130,000	1,075,650
Telecom Italia Capital SA, 5.25%, 11/15/2013	3,671,000	3,301,253
The Goldman Sachs Group, Inc., 7.5%, 2/15/2019	6,430,000	6,353,329
UDR, Inc., Series E, (REIT), 3.9%, 3/15/2010	1,370,000	1,207,065
US Bancorp.:
Zero Coupon, 9/20/2036	315,000	267,347
0.704% **, 12/11/2035	2,415,000	2,179,537
Verizon Wireless Capital LLC:
144A, 5.55%, 2/1/2014	6,640,000	6,597,305
144A, 7.375%, 11/15/2013	5,210,000	5,635,136
144A, 8.5%, 11/15/2018	3,625,000	4,158,999
Xstrata Finance Canada Ltd., 144A, 5.8%, 11/15/2016	724,000	508,207

		132,364,093
Health Care 1.3%
Medco Health Solutions, Inc.:
6.125%, 3/15/2013	6,225,000	5,976,959
7.125%, 3/15/2018	7,460,000	7,210,165
Quest Diagnostics, Inc., 6.95%, 7/1/2037	5,130,000	4,267,785

		17,454,909
Industrials 0.9%
America West Airlines LLC, Series 99-1, 7.93%, 1/2/2019	1,549,809	1,146,859
Burlington Northern Santa Fe Corp., 7.0%, 2/1/2014	3,730,000	3,952,927
United Technologies Corp., 5.4%, 5/1/2035	6,715,000	6,193,473

		11,293,259
Information Technology 0.5%
Tyco Electronics Group SA, 6.0%, 10/1/2012	2,715,000	2,513,639
Xerox Corp., 6.35%, 5/15/2018	4,435,000	3,669,963

		6,183,602
Materials 0.6%
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	2,438,000	1,551,355
Xstrata Canada Corp.:
6.0%, 10/15/2015	2,075,000	1,524,492

7.25%, 7/15/2012	6,450,000	5,037,734

		8,113,581
Telecommunication Services 2.1%
AT&T, Inc.:
5.8%, 2/15/2019	7,000,000	7,000,350
6.55%, 2/15/2039	5,570,000	5,549,502
6.7%, 11/15/2013	5,695,000	6,148,778
British Telecommunications PLC, 8.625%, 12/15/2010	4,095,000	4,299,517
Qwest Corp., 7.625%, 6/15/2015	5,334,000	4,827,270

		27,825,417
Utilities 4.5%
Arizona Public Service Co., 6.875%, 8/1/2036	4,195,000	3,085,863
Baltimore Gas & Electric Co., 6.35%, 10/1/2036	2,286,000	1,730,923
Commonwealth Edison Co., 6.95%, 7/15/2018	169,000	153,798
Consolidated Natural Gas Co., 6.0%, 10/15/2010	1,865,000	1,899,262
Delmarva Power & Light Co., 6.4%, 12/1/2013	2,950,000	3,091,157
Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066	2,830,000	1,499,900
7.5%, 6/30/2066	5,575,000	3,233,500
Electricite de France, 144A, 6.95%, 1/26/2039	6,270,000	6,464,753
Energy East Corp.:
6.75%, 6/15/2012	5,070,000	5,030,221
6.75%, 9/15/2033	970,000	726,528
6.75%, 7/15/2036	2,615,000	1,941,237
Entergy Texas, Inc., 7.125%, 2/1/2019	2,425,000	2,363,560
Integrys Energy Group, Inc., 6.11%, 12/1/2066	4,520,000	2,260,000
Jersey Central Power & Light Co., 7.35%, 2/1/2019	3,825,000	3,935,531
Oncor Electric Delivery Co., 6.375%, 5/1/2012	3,700,000	3,684,941
Pacific Gas & Electric Co., 6.25%, 12/1/2013	6,035,000	6,457,794
PPL Energy Supply LLC, 6.2%, 5/15/2016	1,670,000	1,444,421
Puget Sound Energy, Inc., 6.75%, 1/15/2016	6,575,000	6,450,489
Texas Competitive Electric Holdings Co., LLC, 7.46%, 1/1/2015	1,218,039	970,436
Wisconsin Energy Corp., Series A, 6.25%, 5/15/2067	8,015,000	4,488,400

		60,912,714

Total Corporate Bonds (Cost $414,194,990)		373,480,418
Asset-Backed 2.2%
Automobile Receivables 1.4%
AmeriCredit Prime Automobile Receivables Trust, "A3", Series 2007-2M, 5.22%, 6/8/2012	15,650,000	13,956,589
Household Automotive Trust, "A4", Series 2006-1, 5.52%, 3/18/2013	4,450,000	4,137,247

		18,093,836
Home Equity Loans 0.8%
Chase Funding Mortgage Loan Asset-Backed Certificates, "2A2", Series 2003-4, 0.989% **, 5/25/2033	3,183,580	2,457,440
Countrywide Asset-Backed Certificates:
"A6", Series 2006-15, 5.826%, 10/25/2046	2,505,000	1,241,070
"1AF6", Series 2006-11, 6.15%, 9/25/2046	6,555,000	2,931,397
First Franklin Mortgage Loan Asset-Backed Certificates, "A3", Series 2006-FF15, 0.439% **, 11/25/2036	2,333,214	2,120,796
Renaissance Home Equity Loan Trust, "AF3", Series 2005-2, 4.499%, 8/25/2035	2,835,172	2,552,054
Securitized Asset-Backed NIM Trust, "NIM", Series 2005-FR4, 144A, 6.0%, 1/25/2036 *	487,805	49

		11,302,806

Manufactured Housing Receivables 0.0%
Green Tree Financial Corp., "A4", Series 1996-2, 7.2%, 4/15/2026	460,156	423,012

Total Asset-Backed (Cost $38,437,336)		29,819,654
Mortgage-Backed Securities Pass-Throughs 24.2%
Federal Home Loan Mortgage Corp.:
3.5%, 8/1/2035	6,295,976	5,806,760
5.0%, 4/1/2035	4,042,654	4,113,242
5.157% **, 9/1/2037	7,740,656	7,898,276
5.296% **, 6/1/2035	9,358,805	9,642,134
5.5%, with various maturities from 10/1/2023 until 1/1/2034	5,630,825	5,773,321
5.518% **, 2/1/2038	7,999,049	8,088,322
6.5%, with various maturities from 1/1/2035 until 8/1/2038	18,458,560	19,310,099
Federal National Mortgage Association:
4.5%, with various maturities from 8/1/2033 until 11/1/2034 (a)	39,262,376	39,520,229
5.0%, with various maturities from 8/1/2020 until 7/1/2037	76,130,032	77,689,233
5.5%, with various maturities from 2/1/2024 until 4/1/2036	82,000,360	84,176,968
6.0%, with various maturities from 10/1/2022 until 4/1/2024	9,010,936	9,333,706
6.5%, with various maturities from 5/1/2023 until 4/1/2037 (a)	45,270,258	47,208,517
Government National Mortgage Association, 5.5%, 1/15/2039	4,742,000	4,865,737

Total Mortgage-Backed Securities Pass-Throughs (Cost $314,433,854)		323,426,544
Commercial and Non-Agency Mortgage-Backed Securities 21.7%
American Home Mortgage Investment Trust, "5A3", Series 2005-2, 5.077%, 9/25/2035	1,295,811	1,076,662
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2007-1, 5.451%, 1/15/2049	5,570,000	3,839,057
"A4", Series 2007-3, 5.658% **, 6/10/2049	11,620,000	7,100,929
"A4", Series 2007-2, 5.688% **, 4/10/2049	5,225,000	3,612,049
"ASB", Series 2007-4, 5.706%, 2/10/2051	5,900,000	4,300,744
"AM", Series 2007-4, 5.812% **, 2/10/2051	2,290,000	1,029,386
Bear Stearns Adjustable Rate Mortgage Trust:
"A1", Series 2006-1, 4.625% **, 2/25/2036	8,859,255	6,079,777
"22A1", Series 2007-4, 5.993% **, 6/25/2047	11,028,807	7,127,672
Bear Stearns Commercial Mortgage Securities, Inc.:
"AAB", Series 2007-PW15, 5.315%, 2/11/2044	7,175,000	5,187,119
"AAB", Series 2007-PW16, 5.712% **, 6/11/2040	7,775,000	5,688,503
Chase Mortgage Finance Corp., "A1", Series 2003-S2, 5.0%, 3/25/2018	7,611	7,483
Citigroup Mortgage Loan Trust, Inc.:
"1A2", Series 2006-AR2, 5.537% **, 3/25/2036	7,449,850	4,298,754
"1A4A", Series 2006-AR7, 5.775% **, 11/25/2036	7,696,538	5,398,750
"2A1A", Series 2007-AR8, 5.912% **, 7/25/2037	7,278,481	4,533,158
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	2,552,456	2,170,386
Citigroup/Deutsche Bank Commercial Mortgage Trust:
"A2B", Series 2007-CD4, 5.205%, 12/11/2049	10,830,000	8,389,858
"A4", Series 2007-CD4, 5.322%, 12/11/2049	3,504,000	2,219,362
Countrywide Alternative Loan Trust:
"A2", Series 2003-21T1, 5.25%, 12/25/2033	2,866,299	2,483,103
"A4", Series 2004-14T2, 5.5%, 8/25/2034	2,390,118	2,202,133
"A6", Series 2004-14T2, 5.5%, 8/25/2034	2,814,135	2,585,544
"7A1", Series 2004-J2, 6.0%, 12/25/2033	953	792
"1A1", Series 2004-J1, 6.0%, 2/25/2034	464,832	386,101
Countrywide Home Loans, "A1", Series 2005-29, 5.75%, 12/25/2035	6,156,728	4,498,259
Credit Suisse Mortgage Capital Certificates:
"4A15", Series 2007-3, 5.5%, 4/25/2037	5,973,757	4,845,458
"AAB", Series 2007-C4, 5.81% **, 9/15/2039	7,245,000	5,116,418
CS First Boston Mortgage Securities Corp., "1A11", Series 2004-4, 5.5%, 8/25/2034	2,770,054	2,467,514
First Horizon Mortgage Pass-Through Trust:

"2A1", Series 2005-AR2, 5.122% **, 6/25/2035	4,629,187	3,489,450
"1A2", Series 2006-AR4, 5.478% **, 1/25/2037	5,549,849	3,515,218
GMAC Mortgage Corp. Loan Trust, "4A1", Series 2005-AR6, 5.467% **, 11/19/2035	5,370,943	3,783,420
Greenwich Capital Commercial Funding Corp.:
"A2", Series 2007-GG9, 5.381%, 3/10/2039	14,825,000	11,443,710
"AM", Series 2007-GG9, 5.475%, 3/10/2039	761,000	357,852
GS Mortgage Securities Corp.:
"1A1", Series 2008-2R, 144A, 7.5%, 9/25/2036	8,713,691	6,012,447
"2A1", Series 2008-2R, 144A, 7.5%, 10/25/2036	2,179,541	1,503,884
GS Mortgage Securities Corp. II:
"AAB", Series 2007-GG10, 5.799% **, 8/10/2045	3,139,000	2,194,658
"AM", Series 2007-GG10, 5.799% **, 8/10/2045	18,443,000	6,829,908
GSR Mortgage Loan Trust, "2A4", Series 2006-AR1, 5.18% **, 1/25/2036	9,450,000	3,861,375
Indymac Index Mortgage Loan Trust, "3A1", Series 2006-AR33, 5.766% **, 1/25/2037	5,033,248	3,614,995
JPMorgan Chase Commercial Mortgage Securities Corp.:
"ASB", Series 2007-CB19, 5.73% **, 2/12/2049	6,879,000	5,091,087
"A2", Series 2007-LD11, 5.804% **, 6/15/2049	9,553,000	7,136,030
"A4", Series 2007-LD11, 5.819% **, 6/15/2049	6,300,000	3,897,703
"ASB", Series 2007-LD11, 5.819% **, 6/15/2049	13,981,000	9,971,080
"A4", Series 2007-LD12, 5.882% **, 2/15/2051	1,513,000	971,959
"AM", Series 2007-LD12, 6.062% **, 2/15/2051	6,021,000	2,503,928
JPMorgan Mortgage Trust, "2A1" Series 2006-A5, 5.819% **, 8/25/2036	5,451,484	3,658,320
Lehman Mortgage Trust, "3A3", Series 2006-1, 5.5%, 2/25/2036	5,640,983	4,596,267
MASTR Adjustable Rate Mortgages Trust, "B1", Series 2004-13, 4.365% **, 12/21/2034	6,205,492	2,153,084
MASTR Alternative Loans Trust:
"5A1", Series 2005-2, 6.5%, 12/25/2034	609,847	360,763
"6A1", Series 2004-5, 7.0%, 6/25/2034	807,000	686,203
MASTR Asset Securitization Trust, "2A7", Series 2003-9, 5.5%, 10/25/2033	4,564,293	3,986,627
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	3,578,000	2,037,439
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-7, 5.745%, 6/12/2050	3,900,000	2,837,849
Morgan Stanley Capital I:
"AM", Series 2007-HQ12, 5.632% **, 4/12/2049	4,250,000	1,792,218
"AAB", Series 2007-IQ14, 5.654%, 4/15/2049	7,655,000	5,556,144
NYC Mortgage Loan Trust, "A3", Series 1996, 144A, 6.75%, 9/25/2019	1,650,095	1,155,066
Residential Asset Securitization Trust, "A1", Series 2004-A1, 5.25%, 4/25/2034	2,711,925	1,852,054
Sequoia Mortgage Trust, "2A1", Series 2007-1, 5.814% **, 2/20/2047	5,680,830	3,790,090
Structured Adjustable Rate Mortgage Loan Trust:
"1A4", Series 2005-22, 5.25% **, 12/25/2035	8,055,000	3,242,287
"6A3", Series 2005-21, 5.4% **, 11/25/2035	5,644,000	2,465,002
"7A4", Series 2006-1, 5.62% **, 2/25/2036	6,132,000	2,531,696
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	37,295	31,200
Wachovia Bank Commercial Mortgage Trust:
"A3", Series 2007-C30, 5.246%, 12/15/2043	5,390,000	4,008,093
"A2", Series 2007-C31, 5.421%, 4/15/2047	10,737,000	7,865,517
Washington Mutual Mortgage Pass-Through Certificates Trust:
"1A3", Series 2005-AR14, 5.045% **, 12/25/2035	6,100,000	3,547,609
“1A3”, Series 2005-AR16, 5.102% **, 12/25/2035	6,220,000	3,596,579
"4A1", Series 2007-HY3, 5.339% **, 3/25/2037	9,967,047	6,132,090
"1A1", Series 2006-AR16, 5.594% **, 12/25/2036	7,314,950	4,210,255
"1A1", Series 2007-HY2, 5.601% **, 12/25/2036	3,201,538	1,761,677
"1A3", Series 2006-AR8, 5.85% **, 8/25/2046	7,705,000	3,930,468
Wells Fargo Mortgage-Backed Securities Trust:
"4A2", Series 2005-AR16, 4.993% **, 10/25/2035	8,150,000	4,651,551
"2A5", Series 2006-AR2, 5.086% **, 3/25/2036	16,065,683	11,531,698

"3A2", Series 2006-AR8, 5.237% **, 4/25/2036	10,170,000	4,949,563
"A1", Series 2006-3, 5.5%, 3/25/2036	6,082,490	4,870,754
"A6", Series 2006-AR11, 5.51% **, 8/25/2036	10,255,000	4,907,105
"2A5", Series 2006-AR1, 5.548% **, 3/25/2036	8,400,000	4,067,786
"1A3", Series 2006-6, 5.75%, 5/25/2036	4,953,870	4,019,163

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $434,717,252)		289,605,892
Collateralized Mortgage Obligations 8.5%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	1,959,629	1,994,494
Federal Home Loan Mortgage Corp.:
"LN", Series 3145, 4.5%, 10/15/2034	6,077,620	6,116,430
"TA", Series 2750, 5.0%, 2/15/2032	7,525,000	7,624,698
"EG", Series 2836, 5.0%, 12/15/2032	4,295,000	4,336,551
"NE", Series 2802, 5.0%, 2/15/2033	90,000	90,982
"OE", Series 2840, 5.0%, 2/15/2033	5,050,000	5,057,167
"PD", Series 2893, 5.0%, 2/15/2033	9,696,000	9,767,233
"TE", Series 2827, 5.0%, 4/15/2033	65,000	65,607
"XD", Series 2941, 5.0%, 5/15/2033	10,975,000	11,021,887
"PE", Series 2864, 5.0%, 6/15/2033	40,000	40,465
"UE", Series 2911, 5.0%, 6/15/2033	10,815,000	10,868,586
"BG", Series 2869, 5.0%, 7/15/2033	1,230,000	1,242,636
"PD", Series 2939, 5.0%, 7/15/2033	3,414,000	3,423,673
"KD", Series 2915, 5.0%, 9/15/2033	5,936,000	5,965,301
"KE", Series 2934, 5.0%, 11/15/2033	53,000	53,152
"ND", Series 3036, 5.0%, 5/15/2034	8,222,000	8,219,264
"NB", Series 2864, 5.5%, 7/15/2033	4,007,000	4,045,645
"QB", Series 3242, 5.5%, 1/15/2034	4,570,000	4,680,136
"PE", Series 2165, 6.0%, 6/15/2029	4,629,999	4,785,045
Federal National Mortgage Association:
"BG", Series 2005-12, 5.0%, 10/25/2033	2,457,000	2,461,978
"EC", Series 2005-15, 5.0%, 10/25/2033	80,000	80,162
"HE", Series 2005-22, 5.0%, 10/25/2033	25,000	25,028
"PE", Series 2005-14, 5.0%, 12/25/2033	90,000	90,181
"WD", Series 2005-86, 5.0%, 3/25/2034	12,660,000	12,654,440
"J", Series 1998-36, 6.0%, 7/18/2028	3,526,449	3,628,702
"PH", Series 1999-19, 6.0%, 5/25/2029	4,554,602	4,705,743
"Z", Series 2001-14, 6.0%, 5/25/2031	13,973	14,288

Total Collateralized Mortgage Obligations (Cost $109,662,812)		113,059,474
Municipal Bonds and Notes 3.3%
Alameda, CA, Corridor Transportation Authority Revenue, Series C, 6.6%, 10/1/2029 (b)	4,675,000	4,207,406
Arizona, Salt River Project, Agricultural Improvement & Power District, Electric Systems Revenue, Series A, 5.0%, 1/1/2038	3,870,000	3,794,419
Indianapolis, IN, Local Public Improvement Bond Bank, Series A, 5.0%, 2/1/2038	3,020,000	2,943,292
Los Angeles, CA, Community Redevelopment Agency, Community Redevelopment Financing Authority Revenue, Series L, 6.02%, 9/1/2021 (b)	6,480,000	5,745,557
Pomona, CA, Pension Obligation, Series AR, 5.732%, 7/1/2025 (b)	2,245,000	1,875,451
Pueblo of Santa Ana, NM, Certificates of Participation, "A", 5.875%, 4/1/2024	7,440,000	6,149,309
Rancho Cordova, CA, Certificates of Partnership, City Hall Acquisition, Series B, 5.65%, 2/1/2024 (b)	4,340,000	3,648,247
Riverside, CA, Public Financing Authority, Tax Allocation Revenue, University Corridor, Series D, 5.89%, 8/1/2032 (b)	925,000	684,084
Texas, Eagle Mountain & Saginaw Independent School District, School Building Improvements, 5.0%, 8/15/2038	2,610,000	2,578,184
Texas, Pharr-San Juan-Alamo Independent School District, School Building Improvements, 5.0%, 2/1/2038	2,445,000	2,408,178
West Virginia, State General Obligation, Jobs Inventory Trust Board:

Series A, Zero Coupon, 1/22/2012	1,300,000	1,079,130
Series A, Zero Coupon, 6/12/2013	1,500,000	1,124,895
Series C, Zero Coupon, 7/31/2013	3,500,000	2,600,430
Wilkes Barre, PA, General Obligation, Series C, 5.48%, 11/15/2024 (b)	6,315,000	5,180,573

Total Municipal Bonds and Notes (Cost $47,481,557)		44,019,155
Government & Agency Obligations 10.5%
US Treasury Obligations
US Treasury Bonds:
4.375%, 2/15/2038	3,445,000	3,904,694
4.5%, 5/15/2038 (c)	16,284,000	18,909,795
5.5%, 8/15/2028 (c)	8,939,000	10,877,645
US Treasury Notes:
0.875%, 12/31/2010 (c)	13,940,000	13,932,375
1.5%, 12/31/2013	4,416,000	4,351,487
3.75%, 11/15/2018 (c)	31,344,000	33,753,727
4.875%, 4/30/2011 (c)	18,661,000	20,293,837
4.875%, 5/31/2011 (d)	1,500,000	1,631,250
5.125%, 5/15/2016 (c)	28,330,000	33,276,673

Total Government & Agency Obligations (Cost $143,579,170)		140,931,483
Preferred Securities 1.8%
Financials
American General Institutional Capital, Series B, 144A, 8.125%, 3/15/2046	7,382,000	3,068,468
Bank of America Corp., Series M, 8.125%, 5/15/2018 (c) (e)	11,555,000	5,995,774
Citigroup, Inc., Series E, 8.4%, 4/30/2018 (e)	2,007,000	733,017
Citigroup Capital XXI, 8.3%, 12/21/2057	3,420,000	1,773,373
Dresdner Funding Trust I, 144A, 8.151%, 6/30/2031	2,455,000	558,775
Oil Insurance Ltd., 144A, 7.558%, 6/30/2011 (e)	12,040,000	4,839,117
PNC Preferred Funding Trust I, 144A, 8.7%, 3/15/2013 (e)	6,400,000	4,286,912
Royal Bank of Scotland Group PLC, Series U, 7.64%, 9/29/2017 (e)	2,500,000	387,425
ZFS Finance USA Trust V, 144A, 6.5%, 5/9/2037	4,895,000	2,202,750

Total Preferred Securities (Cost $46,375,671)		23,845,611
	Shares	Value ($)

Preferred Stock 0.0%
Financials
XL Capital Ltd., Series C, 144A, 6.102% (Cost $1,525,606)	62,200	635,473
Securities Lending Collateral 7.8%
Daily Assets Fund Institutional, 1.25% (f) (g) (Cost $104,139,375)	104,139,375	104,139,375
Cash Equivalents 2.5%
Cash Management QP Trust, 1.12% (f) (Cost $33,014,293)	33,014,293	33,014,293

% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,687,561,916) †	110.5	1,475,977,372
Other Assets and Liabilities, Net (c)	(10.5)	(139,838,952)

Net Assets	100.0	1,336,138,420

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Securitized Asset-Backed NIM Trust, "NIM", Series 2005-FR4, 144A	6.0%	1/25/2036	487,805	USD	483,841	49
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2009.

†

The cost for federal income tax purposes was $1,688,041,831. At January 31, 2009, net unrealized depreciation for all securities based on tax cost was $212,064,459. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $22,554,433 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $234,618,892.

(a)	When-issued or delayed delivery securities included.
(b)	Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	0.6
MBIA Corp.	0.8
(c)

All or a portion of these securities were on loan amounting to $88,973,334. In addition, included in other assets and liabilities, net is a pending sale, amounting to $11,053,950, that is also on loan. The value of all securities loaned at January 31, 2009 amounted to $100,027,284 which is 7.5% of net assets.

(d)	At January 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
At January 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

5-Year US Treasury Note	3/31/2009	755	86,809,381	89,219,766	2,410,385
At January 31, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10-Year US Treasury Note	3/20/2009	560	66,642,835	68,696,250	(2,053,415)

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 104,139,375	$ 356,970
Level 2	1,364,670,484	-
Level 3	7,167,513	-
Total	$ 1,475,977,372	$ 356,970

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at January 31, 2009:

Investments in Securities
Balance as of November 1, 2008	$ 9,802,248
Total realized gain (loss)	13,985
Change in unrealized appreciation (depreciation)	(2,280,096)
Amortization Premium/Discount	-
Net purchases (sales)	(368,624)
Net transfers in (out) of Level 3	-
Balance as of January 31, 2009	$ 7,167,513

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 23, 2009